Schedule of credit risk (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Estimated total gross carrying amount at	$ 1,799,180	$ 2,288,378	$ 1,673,160
Trade receivables	$ 1,799,182	$ 2,288,378	1,673,160
Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate
Estimated total gross carrying amount at	$ 2,580,315	$ 3,281,902	2,133,573
ECL	$ (781,133)	$ (993,524)	$ (460,413)
Not past due [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	19.00%	19.00%	1.95%
Estimated total gross carrying amount at	$ 703,914	$ 895,308	$ 814,544
ECL	$ (130,816)	$ (166,385)	$ (15,880)
Later than one month and not later than two months [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	12.00%	12.00%	2.02%
Estimated total gross carrying amount at	$ 843,949	$ 1,073,420	$ 321,783
ECL	$ (97,778)	$ (124,365)	$ (6,494)
Later than two months and not later than four months [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	26.00%	26.00%	2.61%
Estimated total gross carrying amount at	$ 133,126	$ 169,323	$ 227,123
ECL	$ (34,150)	$ (43,436)	$ (5,939)
Later than four months [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	41.00%	41.00%	10.54%
Estimated total gross carrying amount at	$ 644,290	$ 819,473	$ 323,323
ECL	$ (263,355)	$ (334,960)	$ (34,093)
Later than one year [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	100.00%	100.00%	89.08%
Estimated total gross carrying amount at	$ 255,034	$ 324,378	$ 446,800
ECL	$ (255,034)	$ (324,378)	$ (398,007)